Note 7 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollar amounts in thousands)
Remaining 2023	$1,059
2024	1,031
2025	998
2026	968
2027	691
Thereafter	2,954
Total	$7,701

Servicing Asset at Amortized Cost [Table Text Block]
(Dollar amounts in thousands)	2022	2021

Beginning of year	$542	$476
Purchases (1)	1,680	-
Additions	19	257
Amortized to expense	(169)	(191)

End of year	$2,072	$542